Quarterly Holdings Report
for

Fidelity® Total Bond K6 Fund

May 31, 2020

TBDK6-QTLY-0720
1.9884012.103

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.9%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
3.6% 2/17/23	$1,890,000	$2,008,486
4.1% 2/15/28	289,000	322,636
4.3% 2/15/30	559,000	635,170
4.45% 4/1/24	51,000	56,395
4.5% 3/9/48	3,500,000	3,983,899
5.15% 11/15/46	1,000,000	1,220,206
6.2% 3/15/40	840,000	1,116,285
6.3% 1/15/38	1,100,000	1,480,200
Verizon Communications, Inc.:
3% 3/22/27	263,000	286,438
3.15% 3/22/30	427,000	473,319
4% 3/22/50	437,000	536,702
4.862% 8/21/46	1,250,000	1,677,054
5.012% 4/15/49	160,000	221,869
5.5% 3/16/47	461,000	678,952
		14,697,611
Entertainment - 0.3%
NBCUniversal, Inc.:
4.45% 1/15/43	245,000	301,811
5.95% 4/1/41	172,000	248,119
The Walt Disney Co.:
3.8% 3/22/30	2,050,000	2,386,458
4.7% 3/23/50	1,498,000	1,933,715
		4,870,103
Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	945,000	1,081,725
5.375% 5/1/47	2,000,000	2,367,402
5.75% 4/1/48	861,000	1,060,238
Comcast Corp.:
3.1% 4/1/25	124,000	135,521
3.3% 4/1/27	335,000	371,737
3.4% 4/1/30	343,000	386,715
3.75% 4/1/40	121,000	138,670
3.9% 3/1/38	132,000	153,850
4.6% 8/15/45	347,000	438,907
4.65% 7/15/42	310,000	392,805
6.45% 3/15/37	365,000	532,933
Discovery Communications LLC:
3.625% 5/15/30	708,000	747,995
4.65% 5/15/50	1,913,000	2,033,616
Fox Corp.:
3.666% 1/25/22	123,000	128,253
4.03% 1/25/24	216,000	237,457
4.709% 1/25/29	312,000	364,711
5.476% 1/25/39	308,000	395,010
5.576% 1/25/49	204,000	270,174
Time Warner Cable, Inc.:
4% 9/1/21	1,480,000	1,516,911
7.3% 7/1/38	2,420,000	3,226,846
		15,981,476
Wireless Telecommunication Services - 0.4%
Millicom International Cellular SA 6.25% 3/25/29 (a)	1,600,000	1,672,640
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	1,250,000	1,351,488
3.875% 4/15/30 (a)	2,100,000	2,276,568
4.375% 4/15/40 (a)	269,000	296,589
4.5% 4/15/50 (a)	528,000	593,646
		6,190,931

TOTAL COMMUNICATION SERVICES		41,740,121

CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.4%
General Motors Financial Co., Inc. 4.375% 9/25/21	3,950,000	3,972,804
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	1,167,000	1,187,490
3.125% 5/12/23 (a)	1,017,000	1,044,350
		6,204,644
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.3% 7/1/25	124,000	136,977
3.5% 7/1/27	353,000	394,643
3.6% 7/1/30	419,000	474,149
4.2% 4/1/50	211,000	249,613
		1,255,382
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	391,000	400,574
3% 11/19/24	890,000	907,255
		1,307,829
Multiline Retail - 0.0%
Target Corp.:
2.25% 4/15/25	343,000	365,584
2.65% 9/15/30	297,000	322,975
		688,559
Specialty Retail - 0.7%
AutoNation, Inc. 4.75% 6/1/30	156,000	162,414
AutoZone, Inc.:
3.625% 4/15/25	239,000	262,475
4% 4/15/30	1,110,000	1,249,442
Lowe's Companies, Inc.:
4% 4/15/25	328,000	370,787
4.5% 4/15/30	798,000	959,982
5% 4/15/40	510,000	651,002
5.125% 4/15/50	600,000	807,686
O'Reilly Automotive, Inc. 4.2% 4/1/30	246,000	277,604
The Home Depot, Inc.:
2.5% 4/15/27	158,000	172,064
2.7% 4/15/30	562,000	613,401
3.3% 4/15/40	701,000	782,911
3.35% 4/15/50	526,000	594,488
TJX Companies, Inc.:
3.5% 4/15/25	390,000	435,726
3.75% 4/15/27	904,000	1,025,743
3.875% 4/15/30	1,668,000	1,958,961
4.5% 4/15/50	676,000	856,822
		11,181,508
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc.:
2.4% 3/27/25	146,000	156,618
2.75% 3/27/27	329,000	359,729
2.85% 3/27/30	601,000	667,808
3.25% 3/27/40	504,000	562,098
3.375% 3/27/50	396,000	457,836
		2,204,089

TOTAL CONSUMER DISCRETIONARY		22,842,011

CONSUMER STAPLES - 3.2%
Beverages - 1.8%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,133,000	2,435,349
4.9% 2/1/46	4,500,000	5,206,730
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	900,000	987,667
4.35% 6/1/40	720,000	803,777
4.5% 6/1/50	1,000,000	1,117,535
4.6% 6/1/60	781,000	882,412
4.75% 4/15/58	613,000	698,152
5.45% 1/23/39	800,000	983,175
5.55% 1/23/49	1,824,000	2,286,950
5.8% 1/23/59 (Reg. S)	1,933,000	2,544,499
Molson Coors Beverage Co. 5% 5/1/42	2,945,000	3,028,809
PepsiCo, Inc.:
2.625% 3/19/27	134,000	146,549
2.75% 3/19/30	669,000	739,206
3.5% 3/19/40	450,000	538,380
3.625% 3/19/50	669,000	801,589
3.875% 3/19/60	357,000	447,708
The Coca-Cola Co.:
3.375% 3/25/27	1,279,000	1,461,161
3.45% 3/25/30	713,000	827,309
4.125% 3/25/40	404,000	501,873
4.2% 3/25/50	751,000	970,497
		27,409,327
Food & Staples Retailing - 0.2%
Sysco Corp.:
5.65% 4/1/25	580,000	660,592
5.95% 4/1/30	710,000	853,783
6.6% 4/1/40	710,000	889,863
6.6% 4/1/50	710,000	916,783
		3,321,021
Food Products - 0.2%
Archer Daniels Midland Co.:
2.75% 3/27/25	207,000	223,120
3.25% 3/27/30	344,000	388,823
Conagra Brands, Inc. 3.8% 10/22/21	216,000	224,466
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (a)	1,800,000	1,957,500
		2,793,909
Household Products - 0.1%
Kimberly-Clark Corp. 3.1% 3/26/30	87,000	99,358
Procter & Gamble Co.:
2.8% 3/25/27	171,000	189,694
3% 3/25/30	410,000	469,811
3.55% 3/25/40	296,000	357,129
3.6% 3/25/50	287,000	360,335
		1,476,327
Tobacco - 0.9%
Altria Group, Inc.:
3.875% 9/16/46	1,521,000	1,495,467
4.25% 8/9/42	932,000	952,158
4.5% 5/2/43	632,000	669,577
4.8% 2/14/29	936,000	1,071,990
5.375% 1/31/44	1,137,000	1,335,960
5.95% 2/14/49	600,000	767,299
BAT Capital Corp.:
4.7% 4/2/27	1,252,000	1,400,265
4.906% 4/2/30	1,500,000	1,719,839
5.282% 4/2/50	1,500,000	1,755,100
Imperial Tobacco Finance PLC 4.25% 7/21/25 (a)	1,564,000	1,657,094
Reynolds American, Inc. 7.25% 6/15/37	75,000	96,806
		12,921,555

TOTAL CONSUMER STAPLES		47,922,139

ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	435,000	372,169
8.125% 9/15/30	1,083,000	986,012
Amerada Hess Corp.:
7.125% 3/15/33	201,000	218,517
7.3% 8/15/31	231,000	248,028
Canadian Natural Resources Ltd.:
3.9% 2/1/25	525,000	553,648
5.85% 2/1/35	525,000	565,442
Cenovus Energy, Inc. 4.25% 4/15/27	1,203,000	1,091,826
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	28,052
5.8% 6/1/45	10,000	12,228
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	2,820,000	1,769,550
DCP Midstream Operating LP 3.875% 3/15/23	520,000	491,400
Enbridge, Inc. 4.25% 12/1/26	525,000	580,935
Encana Corp.:
5.15% 11/15/41	1,916,000	1,163,550
6.625% 8/15/37	350,000	266,000
Energy Transfer Partners LP:
3.75% 5/15/30	481,000	474,189
4.2% 9/15/23	145,000	150,744
4.25% 3/15/23	195,000	202,214
4.5% 4/15/24	215,000	226,540
4.95% 6/15/28	494,000	520,403
5% 5/15/50	1,076,000	1,030,931
5.25% 4/15/29	350,000	374,914
5.8% 6/15/38	275,000	283,620
6% 6/15/48	1,179,000	1,245,629
6.25% 4/15/49	241,000	261,585
Enterprise Products Operating LP 3.75% 2/15/25	20,000	21,999
Exxon Mobil Corp. 3.482% 3/19/30	3,150,000	3,571,400
Hess Corp.:
4.3% 4/1/27	176,000	177,077
5.6% 2/15/41	288,000	285,760
5.8% 4/1/47	874,000	877,716
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	362,000	378,646
6.55% 9/15/40	1,365,000	1,718,596
Kinder Morgan, Inc. 5.55% 6/1/45	415,000	508,255
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	35,803
MPLX LP:
3 month U.S. LIBOR + 0.900% 1.8989% 9/9/21 (b)(c)	311,000	300,977
3 month U.S. LIBOR + 1.100% 2.0989% 9/9/22 (b)(c)	469,000	442,832
4.5% 7/15/23	274,000	287,716
4.8% 2/15/29	175,000	190,794
4.875% 12/1/24	272,000	291,808
5.5% 2/15/49	525,000	594,363
Occidental Petroleum Corp.:
2.7% 8/15/22	272,000	248,798
2.9% 8/15/24	899,000	714,705
3.2% 8/15/26	121,000	88,294
3.5% 8/15/29	382,000	256,895
4.3% 8/15/39	56,000	33,180
4.4% 8/15/49	56,000	33,180
4.5% 7/15/44	1,032,000	619,200
5.55% 3/15/26	831,000	706,350
6.2% 3/15/40	700,000	477,750
6.45% 9/15/36	600,000	430,500
6.6% 3/15/46	807,000	560,865
7.5% 5/1/31	927,000	760,140
Petrobras Global Finance BV:
5.093% 1/15/30 (a)	2,020,000	1,925,060
6.9% 3/19/49	3,000,000	2,980,500
7.25% 3/17/44	2,500,000	2,589,750
Petroleos Mexicanos:
5.95% 1/28/31 (a)	2,980,000	2,410,075
6.35% 2/12/48	3,548,000	2,587,268
6.49% 1/23/27 (a)	570,000	500,888
6.5% 3/13/27	20,000	17,663
6.75% 9/21/47	5,720,000	4,440,150
6.84% 1/23/30 (a)	7,272,000	6,217,515
6.95% 1/28/60 (a)	989,000	755,596
7.69% 1/23/50 (a)	2,090,000	1,739,925
Phillips 66 Co.:
3.7% 4/6/23	97,000	103,645
3.85% 4/9/25	125,000	137,548
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	4,767,000	4,502,352
3.6% 11/1/24	266,000	265,810
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	393,000	413,975
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (a)	1,622,000	1,775,450
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	923,000	916,843
The Williams Companies, Inc.:
3.5% 11/15/30	1,727,000	1,808,693
3.7% 1/15/23	2,000,000	2,085,126
4.55% 6/24/24	70,000	75,886
5.75% 6/24/44	35,000	40,835
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (a)	207,000	220,279
3.95% 5/15/50 (a)	668,000	708,947
Valero Energy Corp.:
2.7% 4/15/23	337,000	348,676
2.85% 4/15/25	194,000	203,951
Western Gas Partners LP:
3.95% 6/1/25	174,000	161,768
4.5% 3/1/28	200,000	181,940
4.65% 7/1/26	138,000	128,715
4.75% 8/15/28	168,000	152,040
Williams Partners LP 4.3% 3/4/24	2,000,000	2,150,570
		70,279,164
FINANCIALS - 13.9%
Banks - 5.7%
Bank of America Corp.:
3.004% 12/20/23 (b)	3,302,000	3,450,295
3.5% 4/19/26	2,630,000	2,914,372
3.705% 4/24/28 (b)	528,000	581,289
4.45% 3/3/26	245,000	275,915
Barclays Bank PLC 1.7% 5/12/22	582,000	589,948
Barclays PLC:
2.852% 5/7/26 (b)	1,652,000	1,692,439
4.375% 1/12/26	900,000	989,856
5.088% 6/20/30 (b)	1,421,000	1,583,578
5.2% 5/12/26	1,318,000	1,446,769
Capital One NA 2.15% 9/6/22	762,000	771,605
CIT Group, Inc. 6.125% 3/9/28	210,000	217,350
Citigroup, Inc.:
3.352% 4/24/25 (b)	953,000	1,013,825
4.3% 11/20/26	6,314,000	7,027,151
4.4% 6/10/25	2,266,000	2,506,529
4.412% 3/31/31 (b)	2,221,000	2,558,005
4.45% 9/29/27	4,372,000	4,860,434
5.5% 9/13/25	566,000	662,044
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	517,000	534,833
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	1,200,000	1,303,082
3.8% 6/9/23	1,250,000	1,326,972
4.55% 4/17/26	388,000	440,125
HSBC Holdings PLC 4.95% 3/31/30	298,000	349,856
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	200,000	200,542
5.71% 1/15/26 (a)	1,649,000	1,695,915
JPMorgan Chase & Co.:
2.95% 10/1/26	3,085,000	3,325,880
2.956% 5/13/31 (b)	880,000	905,957
3.797% 7/23/24 (b)	35,000	37,611
3.882% 7/24/38 (b)	1,000,000	1,142,979
4.452% 12/5/29 (b)	5,500,000	6,420,114
4.493% 3/24/31 (b)	3,000,000	3,563,061
Rabobank Nederland 4.375% 8/4/25	500,000	553,893
Regions Financial Corp. 2.25% 5/18/25	1,326,000	1,350,877
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	951,000	973,390
5.125% 5/28/24	1,000,000	1,075,883
6% 12/19/23	1,237,000	1,362,899
6.1% 6/10/23	3,800,000	4,149,451
6.125% 12/15/22	6,545,000	7,065,342
Royal Bank of Scotland PLC 2.375% 5/21/23 (a)	1,767,000	1,782,156
UniCredit SpA 6.572% 1/14/22 (a)	948,000	988,039
Wells Fargo & Co.:
2.406% 10/30/25 (b)	927,000	951,443
4.478% 4/4/31 (b)	3,026,000	3,535,137
5.013% 4/4/51 (b)	4,380,000	5,762,772
Westpac Banking Corp. 4.11% 7/24/34 (b)	744,000	800,095
		84,739,708
Capital Markets - 3.5%
Affiliated Managers Group, Inc. 4.25% 2/15/24	390,000	419,635
Ares Capital Corp. 4.2% 6/10/24	1,716,000	1,641,785
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	2,086,000	2,133,057
3.869% 1/12/29 (a)(b)	1,570,000	1,693,174
4.194% 4/1/31 (a)(b)	2,010,000	2,229,303
4.207% 6/12/24 (a)(b)	500,000	533,958
Deutsche Bank AG 4.5% 4/1/25	2,300,000	2,267,001
Deutsche Bank AG New York Branch:
3.15% 1/22/21	625,000	625,536
4.1% 1/13/26	1,100,000	1,118,964
5% 2/14/22	1,568,000	1,616,798
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	170,000	173,693
3.2% 2/23/23	3,000,000	3,154,730
3.691% 6/5/28 (b)	4,660,000	5,092,510
3.75% 5/22/25	525,000	571,710
3.8% 3/15/30	3,630,000	4,013,046
3.814% 4/23/29 (b)	1,025,000	1,133,144
4.017% 10/31/38 (b)	1,000,000	1,111,556
4.223% 5/1/29 (b)	2,500,000	2,832,298
6.75% 10/1/37	278,000	384,449
Moody's Corp.:
3.25% 1/15/28	10,000	11,033
3.75% 3/24/25	1,044,000	1,164,253
4.875% 2/15/24	9,000	10,104
Morgan Stanley:
3.125% 7/27/26	2,621,000	2,839,525
3.622% 4/1/31 (b)	2,099,000	2,330,590
3.737% 4/24/24 (b)	2,500,000	2,669,032
4.431% 1/23/30 (b)	2,242,000	2,623,047
5% 11/24/25	5,722,000	6,584,780
State Street Corp.:
2.825% 3/30/23 (a)(b)	142,000	146,836
2.901% 3/30/26 (a)(b)	134,000	144,040
3.152% 3/30/31 (a)(b)	91,000	100,771
UBS Group Funding AG 2.859% 8/15/23 (a)(b)	1,000,000	1,030,749
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	500,000	558,038
		52,959,145
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	1,196,000	991,726
4.125% 7/3/23	512,000	455,827
4.45% 12/16/21	500,000	474,568
4.45% 4/3/26	561,000	465,951
4.875% 1/16/24	843,000	753,740
Ally Financial, Inc.:
5.125% 9/30/24	465,000	483,893
5.8% 5/1/25	1,072,000	1,171,932
8% 11/1/31	549,000	692,761
Capital One Financial Corp.:
2.6% 5/11/23	1,522,000	1,562,860
3.65% 5/11/27	2,746,000	2,865,281
3.8% 1/31/28	795,000	835,162
Discover Financial Services:
3.95% 11/6/24	4,380,000	4,639,608
4.1% 2/9/27	366,000	379,538
4.5% 1/30/26	803,000	860,009
Ford Motor Credit Co. LLC:
3.096% 5/4/23	2,000,000	1,875,440
4.063% 11/1/24	4,206,000	3,953,640
5.085% 1/7/21	502,000	496,353
5.584% 3/18/24	1,113,000	1,107,101
5.596% 1/7/22	1,038,000	1,035,405
Synchrony Financial:
2.85% 7/25/22	302,000	296,412
3.95% 12/1/27	3,042,000	2,909,583
4.375% 3/19/24	1,056,000	1,065,753
5.15% 3/19/29	1,958,000	2,003,431
Toyota Motor Credit Corp.:
2.9% 3/30/23	1,619,000	1,703,380
3% 4/1/25	1,481,000	1,610,529
3.375% 4/1/30	481,000	539,835
		35,229,718
Diversified Financial Services - 0.8%
AXA Equitable Holdings, Inc. 3.9% 4/20/23	110,000	116,133
Brixmor Operating Partnership LP:
3.25% 9/15/23	1,035,000	1,024,088
3.85% 2/1/25	2,100,000	2,106,613
3.875% 8/15/22	473,000	481,886
4.125% 5/15/29	1,000,000	965,798
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	5,175,000	4,445,174
Pine Str Trust Ii 5.568% 2/15/49 (a)	1,000,000	1,060,635
Pine Street Trust I 4.572% 2/15/29 (a)	1,030,000	1,101,073
		11,301,400
Insurance - 1.6%
AFLAC, Inc. 3.6% 4/1/30	497,000	573,816
AIA Group Ltd. 3.375% 4/7/30 (a)	1,502,000	1,617,544
American International Group, Inc.:
2.5% 6/30/25	2,900,000	2,999,716
3.4% 6/30/30	2,900,000	3,043,099
Five Corners Funding Trust II 2.85% 5/15/30 (a)	1,953,000	1,994,634
Marsh & McLennan Companies, Inc.:
2.25% 11/15/30	489,000	495,332
4.375% 3/15/29	678,000	800,360
4.75% 3/15/39	311,000	390,496
4.9% 3/15/49	619,000	824,844
Metropolitan Life Global Funding I U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 0.56% 5/28/21 (a)(b)(c)	5,310,000	5,283,624
New York Life Insurance Co. 3.75% 5/15/50 (a)	358,000	402,000
Pacific LifeCorp 5.125% 1/30/43 (a)	950,000	1,011,834
Pricoa Global Funding I 5.375% 5/15/45 (b)	1,045,000	1,076,350
Progressive Corp. 3.2% 3/26/30	178,000	199,834
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	400,000	440,432
Teachers Insurance & Annuity Association of America 3.3% 5/15/50 (a)	810,000	828,192
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	87,987
Unum Group:
3.875% 11/5/25	50,000	50,291
4% 6/15/29	852,000	842,208
4.5% 3/15/25	1,414,000	1,468,625
		24,431,218

TOTAL FINANCIALS		208,661,189

HEALTH CARE - 2.0%
Biotechnology - 0.0%
AbbVie, Inc. 3.45% 3/15/22 (a)	40,000	41,618
Health Care Providers & Services - 1.5%
Centene Corp.:
3.375% 2/15/30	815,000	820,705
4.25% 12/15/27	880,000	919,266
4.625% 12/15/29	1,370,000	1,474,805
4.75% 1/15/25	700,000	722,750
Cigna Corp.:
3.75% 7/15/23	471,000	512,462
4.125% 11/15/25	1,003,000	1,142,810
4.375% 10/15/28	884,000	1,037,455
4.8% 8/15/38	550,000	686,004
4.9% 12/15/48	550,000	725,294
CVS Health Corp.:
3% 8/15/26	125,000	136,531
3.25% 8/15/29	287,000	310,310
3.625% 4/1/27	375,000	411,590
3.75% 4/1/30	715,000	800,217
4.1% 3/25/25	1,299,000	1,451,756
4.125% 4/1/40	498,000	574,499
4.25% 4/1/50	141,000	165,309
4.3% 3/25/28	1,329,000	1,515,371
4.78% 3/25/38	2,092,000	2,547,223
5.05% 3/25/48	2,870,000	3,684,657
Toledo Hospital:
5.325% 11/15/28	319,000	332,842
6.015% 11/15/48	613,000	654,271
UnitedHealth Group, Inc.:
2.75% 5/15/40	408,000	424,006
2.9% 5/15/50	372,000	386,396
3.125% 5/15/60	700,000	736,775
		22,173,304
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
4.133% 3/25/25	633,000	719,558
4.497% 3/25/30	327,000	399,545
		1,119,103
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	3,209,000	3,592,600
Elanco Animal Health, Inc.:
4.662% 8/27/21 (b)	146,000	148,555
5.022% 8/28/23 (b)	459,000	484,712
5.65% 8/28/28 (b)	194,000	214,370
Mylan NV:
3.15% 6/15/21	50,000	50,920
3.95% 6/15/26	1,370,000	1,490,651
4.55% 4/15/28	450,000	505,287
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23	600,000	567,000
Zoetis, Inc. 3.45% 11/13/20	15,000	15,137
		7,069,232

TOTAL HEALTH CARE		30,403,257

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	1,040,000	1,124,382
The Boeing Co.:
5.04% 5/1/27	723,000	767,583
5.15% 5/1/30	723,000	772,044
5.705% 5/1/40	720,000	788,080
5.805% 5/1/50	700,000	792,344
5.93% 5/1/60	720,000	833,486
		5,077,919
Industrial Conglomerates - 0.0%
3M Co.:
2.65% 4/15/25	93,000	100,387
3.05% 4/15/30	75,000	83,691
3.7% 4/15/50	93,000	112,142
		296,220
Machinery - 0.1%
Deere & Co.:
2.75% 4/15/25	186,000	201,676
3.1% 4/15/30	495,000	555,862
3.75% 4/15/50	151,000	182,178
		939,716
Road & Rail - 0.1%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	286,000	254,483
3.95% 7/1/24 (a)	380,000	313,564
4.375% 5/1/26 (a)	472,000	368,861
5.25% 5/15/24 (a)	730,000	616,116
CSX Corp. 3.8% 4/15/50	294,000	341,618
		1,894,642
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	259,000	241,569
3.875% 7/3/23	877,000	826,533
4.25% 2/1/24	977,000	916,521
International Lease Finance Corp. 5.875% 8/15/22	2,000,000	1,940,114
		3,924,737

TOTAL INDUSTRIALS		12,133,234

INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	800,000	858,962
5.85% 7/15/25 (a)	263,000	294,366
6.02% 6/15/26 (a)	258,000	291,410
6.1% 7/15/27 (a)	483,000	542,502
6.2% 7/15/30 (a)	418,000	475,948
		2,463,188
IT Services - 0.0%
MasterCard, Inc.:
3.3% 3/26/27	149,000	168,958
3.35% 3/26/30	207,000	239,606
3.85% 3/26/50	178,000	225,654
		634,218
Semiconductors & Semiconductor Equipment - 0.3%
Micron Technology, Inc. 2.497% 4/24/23	1,434,000	1,468,170
NVIDIA Corp.:
2.85% 4/1/30	417,000	458,168
3.5% 4/1/40	450,000	515,319
3.5% 4/1/50	902,000	1,024,120
3.7% 4/1/60	178,000	209,995
		3,675,772
Software - 0.6%
Oracle Corp.:
2.5% 4/1/25	1,423,000	1,512,503
2.8% 4/1/27	1,423,000	1,542,977
2.95% 4/1/30	1,400,000	1,536,121
3.6% 4/1/40	1,420,000	1,570,180
3.6% 4/1/50	1,420,000	1,581,960
3.85% 4/1/60	1,400,000	1,599,326
		9,343,067

TOTAL INFORMATION TECHNOLOGY		16,116,245

MATERIALS - 0.2%
Chemicals - 0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (a)	1,206,000	1,347,716
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	500,000	531,719
4.5% 8/1/47 (a)	500,000	558,906
		1,090,625

TOTAL MATERIALS		2,438,341

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	857,000	1,040,097
Boston Properties, Inc.:
3.25% 1/30/31	792,000	829,367
4.5% 12/1/28	605,000	695,953
Corporate Office Properties LP:
5% 7/1/25	3,650,000	3,834,266
5.25% 2/15/24	146,000	154,021
Duke Realty LP 3.625% 4/15/23	50,000	51,940
HCP, Inc.:
3.25% 7/15/26	113,000	114,806
3.5% 7/15/29	129,000	130,954
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	260,000	247,108
3.5% 8/1/26	270,000	277,953
Hudson Pacific Properties LP 4.65% 4/1/29	1,473,000	1,509,997
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	1,155,000	1,056,287
4.375% 8/1/23	1,665,000	1,676,452
4.75% 1/15/28	3,349,000	3,295,775
4.95% 4/1/24	2,400,000	2,474,791
Simon Property Group LP 2.45% 9/13/29	333,000	305,823
Store Capital Corp. 4.625% 3/15/29	315,000	292,977
Ventas Realty LP:
3% 1/15/30	1,531,000	1,415,003
3.5% 2/1/25	1,265,000	1,259,220
4% 3/1/28	218,000	215,386
4.75% 11/15/30	2,100,000	2,185,260
WP Carey, Inc.:
3.85% 7/15/29	246,000	238,902
4% 2/1/25	489,000	499,818
4.6% 4/1/24	1,250,000	1,322,844
		25,125,000
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	560,000	568,109
3.95% 11/15/27	421,000	418,359
4.1% 10/1/24	995,000	1,017,179
4.55% 10/1/29	260,000	261,959
Digital Realty Trust LP 4.75% 10/1/25	1,445,000	1,610,335
Tanger Properties LP:
3.125% 9/1/26	2,775,000	2,402,231
3.875% 12/1/23	1,290,000	1,200,064
		7,478,236

TOTAL REAL ESTATE		32,603,236

UTILITIES - 1.5%
Electric Utilities - 0.8%
Cleco Corporate Holdings LLC:
3.375% 9/15/29 (a)	2,173,000	2,150,497
3.743% 5/1/26	1,337,000	1,384,630
Duke Energy Corp. 2.45% 6/1/30	565,000	581,779
Edison International 5.75% 6/15/27	2,985,000	3,370,224
Entergy Corp.:
2.8% 6/15/30	580,000	603,143
3.75% 6/15/50	514,000	558,991
Exelon Corp.:
4.05% 4/15/30	365,000	419,819
4.7% 4/15/50	162,000	202,041
FirstEnergy Corp.:
4.25% 3/15/23	45,000	48,594
7.375% 11/15/31	1,805,000	2,646,300
IPALCO Enterprises, Inc. 3.7% 9/1/24	172,000	181,527
		12,147,545
Independent Power and Renewable Electricity Producers - 0.3%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	1,532,000	1,574,130
The AES Corp.:
3.3% 7/15/25 (a)	1,747,000	1,773,694
3.95% 7/15/30 (a)	1,523,000	1,529,016
		4,876,840
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30 (a)	206,000	236,837
4.05% 4/15/25 (a)	2,556,000	2,883,248
4.25% 10/15/50 (a)	117,000	146,777
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	165,000	184,282
3.95% 4/1/50	290,000	338,879
NiSource, Inc. 2.95% 9/1/29	1,708,000	1,833,582
Puget Energy, Inc. 4.1% 6/15/30 (a)	683,000	723,581
		6,347,186

TOTAL UTILITIES		23,371,571

TOTAL NONCONVERTIBLE BONDS
(Cost $486,336,239)		508,510,508

U.S. Government and Government Agency Obligations - 23.7%
U.S. Treasury Inflation-Protected Obligations - 5.9%
U.S. Treasury Inflation-Indexed Bonds:
0.875% 2/15/47	$7,146,100	$9,579,155
1% 2/15/49	1,800,000	2,424,887
U.S. Treasury Inflation-Indexed Notes:
0.125% 10/15/24	15,490,000	16,071,068
0.25% 7/15/29	4,735,000	5,132,033
0.25% 2/15/50	3,220,000	3,548,217
0.375% 7/15/27	1,168,700	1,319,019
0.5% 1/15/28	17,547,000	19,813,996
0.625% 1/15/26	4,980,200	5,759,738
0.75% 7/15/28	10,100,000	11,514,156
0.875% 1/15/29	11,785,000	13,495,800

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		88,658,069

U.S. Treasury Obligations - 17.8%
U.S. Treasury Bonds:
2% 2/15/50	4,750,000	5,430,029
2.75% 11/15/47	10,830,000	14,141,188
3% 2/15/49	32,318,000	44,506,683
U.S. Treasury Notes:
0.375% 4/30/25	5,864,000	5,883,928
2.125% 3/31/24	12,027,000	12,891,910
2.125% 7/31/24	38,835,000	41,837,128
2.125% 5/31/26	21,170,000	23,304,366
2.25% 12/31/24	4,611,000	5,021,487
2.5% 1/31/24	15,400,000	16,675,313
2.5% 2/28/26	60,080,000	67,247,353
2.625% 6/30/23	16,700,000	17,942,063
3.125% 11/15/28	9,739,000	11,787,994

TOTAL U.S. TREASURY OBLIGATIONS		266,669,442

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $314,639,677)		355,327,511

U.S. Government Agency - Mortgage Securities - 4.8%
Uniform Mortgage Backed Securities - 4.8%
2.5% 6/1/35 (d)	8,950,000	9,364,637
2.5% 6/1/35 (d)	250,000	261,582
2.5% 6/1/35 (d)	950,000	994,012
2.5% 6/1/35 (d)	1,300,000	1,360,227
2.5% 6/1/35 (d)	6,700,000	7,010,398
2.5% 7/1/35 (d)	2,600,000	2,716,289
2.5% 6/1/50 (d)	300,000	311,191
2.5% 6/1/50 (d)	300,000	311,191
2.5% 6/1/50 (d)	1,050,000	1,089,170
2.5% 6/1/50 (d)	750,000	777,979
2.5% 6/1/50 (d)	1,000,000	1,037,305
2.5% 6/1/50 (d)	1,000,000	1,037,305
2.5% 6/1/50 (d)	100,000	103,730
2.5% 6/1/50 (d)	1,050,000	1,089,170
2.5% 6/1/50 (d)	950,000	985,439
2.5% 7/1/50 (d)	2,200,000	2,275,539
3% 6/1/50 (d)	1,650,000	1,735,594
3% 6/1/50 (d)	400,000	420,750
3% 6/1/50 (d)	800,000	841,500
3% 6/1/50 (d)	350,000	368,156
3% 6/1/50 (d)	350,000	368,156
3% 6/1/50 (d)	400,000	420,750
3% 6/1/50 (d)	900,000	946,688
3% 6/1/50 (d)	1,100,000	1,157,063
3% 6/1/50 (d)	1,100,000	1,157,063
3% 7/1/50 (d)	1,000,000	1,049,492
3% 7/1/50 (d)	1,650,000	1,731,662
3.5% 6/1/50 (d)	5,250,000	5,538,955
3.5% 6/1/50 (d)	4,050,000	4,272,908
3.5% 6/1/50 (d)	2,850,000	3,006,861
3.5% 6/1/50 (d)	15,925,000	16,801,498
4% 6/1/50 (d)	600,000	638,578
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $71,130,487)		71,180,838

Asset-Backed Securities - 3.6%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$243,003	$212,263
Series 2019-1 Class A, 3.844% 5/15/39 (a)	736,186	609,556
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	1,251,950	977,399
Class B, 4.458% 10/16/39 (a)	241,088	126,461
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 2.4176% 7/22/32 (a)(b)(c)	1,610,000	1,565,641
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 3.1635% 1/20/33 (a)(b)(c)	610,000	595,760
American Money Management Corp. Series 2012-11A Class A1R2, 3 month U.S. LIBOR + 1.010% 1.7701% 4/30/31 (a)(b)(c)	1,700,000	1,628,291
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	627,073	507,421
Class B, 4.335% 1/16/40 (a)	244,877	127,338
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 2.5389% 10/15/32 (a)(b)(c)	1,101,000	1,080,293
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 0% 4/15/31 (a)(b)(c)	1,186,000	1,186,000
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 2.4189% 1/15/29 (a)(b)(c)	1,359,000	1,328,508
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 2.0255% 4/17/33 (a)(b)(c)	460,000	450,110
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 0.5283% 10/25/35 (b)(c)	306,788	294,277
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 3.2332% 1/17/33 (a)(b)(c)	673,000	659,524
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.2089% 4/15/29 (a)(b)(c)	1,388,000	1,366,337
Carvana Auto Receivables Trust Series 2019-4A:
Class A2, 2.2% 7/15/22 (a)	253,000	253,652
Class A3, 2.3% 9/15/23 (a)	235,000	236,248
Cascade Funding Mortgage Trust Series 2020-HB2 Class A, 3.4047% 4/25/30 (a)	628,964	626,591
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	1,013,804	807,136
Class B, 5.095% 4/15/39 (a)	569,382	311,692
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	708,891	570,006
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 2.4753% 10/20/32 (a)(b)(c)	898,000	873,389
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.7125% 5/29/32 (a)(b)(c)	599,000	584,101
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	154,760	153,898
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	108,804	108,457
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	461,172	452,071
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	321,288	320,643
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	1,122,170	1,129,644
Class A2II, 4.03% 11/20/47 (a)	467,245	465,521
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 2.4653% 10/20/32 (a)(b)(c)	1,183,000	1,161,068
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 2.4989% 4/15/29 (a)(b)(c)	1,349,000	1,334,872
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.7224% 5/15/32 (a)(b)(c)	979,000	959,809
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 2.447% 4/17/33 (a)(b)(c)	900,000	879,314
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.7056% 11/16/32 (a)(b)(c)	1,221,000	1,197,824
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	990,000	993,327
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	421,015	359,022
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	542,482	449,360
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 2.0176% 1/22/28 (a)(b)(c)	980,000	962,822
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 2.3553% 1/20/29 (a)(b)(c)	480,000	472,940
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 2.5189% 7/15/32 (a)(b)(c)	1,179,000	1,157,809
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 2.5489% 10/15/32 (a)(b)(c)	578,000	567,130
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 2.4153% 4/20/30 (a)(b)(c)	975,000	957,372
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 3.2371% 1/15/33 (a)(b)(c)	814,000	801,383
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (a)	545,552	542,558
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	477,179	500,170
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.2053% 10/20/30 (a)(b)(c)	1,391,000	1,362,034
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (a)	87,870	87,857
Series 2019-1A Class A, 2.6513% 6/25/29 (a)	267,043	266,744
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 2.4349% 7/17/32 (a)(b)(c)	1,178,000	1,156,817
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (a)	1,968,030	1,801,928
Series 2019-1A Class A2, 3.858% 12/5/49 (a)	965,580	750,111
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	975,763	803,058
Prosper Marketplace Issuance Trust Series 2019-2A Class A, 3.2% 9/15/25 (a)	277,815	277,153
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	1,286,109	1,057,258
Class B, 4.335% 3/15/40 (a)	250,000	117,656
SBA Tower Trust Series 2019, 2.836% 1/15/50 (a)	1,211,000	1,245,594
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 3.286% 5/1/28 (a)(b)(c)	1,754,000	1,761,819
Symphony CLO Ltd. Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 2.6043% 4/18/33 (a)(b)(c)	3,000,000	2,939,838
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 2.1353% 1/20/29 (a)(b)(c)	921,000	907,957
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	890,703	764,167
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	1,784,476	1,537,529
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	629,882	662,019
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	901,534	940,921
Series 2019-1 Class A1, 3.75% 3/25/58 (a)	406,102	430,721
Upgrade Receivables Trust Series 2019-1A Class A, 3.48% 3/15/25 (a)	59,816	59,668
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 2.5689% 4/15/32 (a)(b)(c)	1,125,000	1,104,815
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 2.4053% 7/20/32 (a)(b)(c)	1,290,000	1,264,968
TOTAL ASSET-BACKED SECURITIES
(Cost $57,277,816)		54,205,640

Collateralized Mortgage Obligations - 0.5%
Private Sponsor - 0.5%
Citigroup Mortgage Loan Trust sequential payer Series 2009-5 Class 5A1, 4.2042% 1/25/37 (a)(b)	62,607	62,296
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	91,168	90,890
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.8095% 8/25/60 (a)(b)(c)	469,452	467,176
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 1.6389% 10/15/54 (a)(b)(c)	560,515	559,843
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.4528% 12/22/69 (a)(b)(c)	484,880	483,989
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	2,275,000	2,305,551
New Residential Mtg Ln Trust 2020 3.5% 10/25/59 (a)	913,322	947,267
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 1.5989% 7/15/58 (a)(b)(c)	789,500	788,808
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 1.7689% 7/15/58 (a)(b)(c)	492,000	489,732
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	552,109	553,583
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 1.679% 1/21/70 (a)(b)(c)	966,000	963,410
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,689,641)		7,712,545

Commercial Mortgage Securities - 2.7%
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	1,500,000	1,474,968
Class ANM, 3.112% 11/5/32 (a)	778,000	710,277
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	132,000	106,653
Class CNM, 3.8425% 11/5/32 (a)(b)	100,000	79,108
BANK sequential payer Series 2019-BN21 Class A5, 2.851% 10/17/52	134,000	143,250
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	151,000	173,690
Series 2019-B14 Class A5, 3.0486% 12/15/62	208,000	226,295
Series 2019-B12 Class XA, 1.0675% 8/15/52 (b)(e)	8,083,093	523,276
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.1836% 12/15/36 (a)(b)(c)	800,000	765,926
Class C, 1 month U.S. LIBOR + 1.120% 1.3036% 12/15/36 (a)(b)(c)	556,000	526,746
Class D, 1 month U.S. LIBOR + 1.250% 1.4336% 12/15/36 (a)(b)(c)	1,060,000	996,266
floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9836% 12/15/36 (a)(b)(c)	1,415,000	1,368,912
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.8086% 9/15/37 (a)(b)(c)	261,328	187,424
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.9836% 11/15/35 (a)(b)(c)	328,300	311,836
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.4836% 4/15/34 (a)(b)(c)	614,000	546,242
Class C, 1 month U.S. LIBOR + 1.600% 1.7836% 4/15/34 (a)(b)(c)	406,000	353,053
Class D, 1 month U.S. LIBOR + 1.900% 2.0836% 4/15/34 (a)(b)(c)	426,000	355,118
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.2636% 10/15/36 (a)(b)(c)	600,947	580,620
Class C, 1 month U.S. LIBOR + 1.250% 1.4336% 10/15/36 (a)(b)(c)	755,722	726,371
Class D, 1 month U.S. LIBOR + 1.450% 1.6336% 10/15/36 (a)(b)(c)	1,071,004	1,025,384
Class E, 1 month U.S. LIBOR + 1.800% 1.9836% 10/15/36 (a)(b)(c)	4,848,658	4,587,472
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.7836% 12/15/36 (a)(b)(c)	654,000	608,124
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1836% 4/15/34 (a)(b)(c)	1,066,000	980,438
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.1036% 10/15/36 (a)(b)(c)	2,034,048	1,993,273
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.1336% 11/15/36 (a)(b)(c)	580,000	550,916
Class B, 1 month U.S. LIBOR + 1.250% 1.4336% 11/15/36 (a)(b)(c)	200,000	188,969
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.3036% 6/15/34 (a)(b)(c)	1,561,263	1,503,109
Class B, 1 month U.S. LIBOR + 1.500% 1.6836% 6/15/34 (a)(b)(c)	307,672	274,520
Class C, 1 month U.S. LIBOR + 1.750% 1.9336% 6/15/34 (a)(b)(c)	347,500	298,738
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class XA, 1.0469% 4/10/48 (b)(e)	2,931,329	124,516
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	273,000	279,575
Series 2014-CR18 Class A5, 3.828% 7/15/47	257,000	276,301
Series 2014-CR17 Class XA, 0.9718% 5/10/47 (b)(e)	1,493,807	46,204
Series 2014-LC17 Class XA, 0.7666% 10/10/47 (b)(e)	3,040,542	76,092
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 1.0636% 12/15/31 (a)(b)(c)	500,000	481,164
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.1636% 5/15/36 (a)(b)(c)	2,300,000	2,246,679
Class B, 1 month U.S. LIBOR + 1.230% 1.4136% 5/15/36 (a)(b)(c)	673,000	651,072
Class C, 1 month U.S. LIBOR + 1.430% 1.6136% 5/15/36 (a)(b)(c)	739,000	707,514
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	594,000	579,213
Class B, 4.5349% 4/15/36 (a)	107,000	101,859
Class C, 4.782% 4/15/36 (a)(b)	123,000	114,236
Class D, 4.782% 4/15/36 (a)(b)	245,000	219,558
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 2.4336% 12/15/30 (a)(b)(c)	1,296,000	1,073,843
GS Mortgage Securities Trust floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.6336% 9/15/31 (a)(b)(c)	1,875,000	1,731,078
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.2736% 10/15/31 (a)(b)(c)	457,000	430,445
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	103,000	104,080
Class DFX, 5.3503% 7/5/33 (a)	159,000	158,019
Class EFX, 5.5422% 7/5/33 (a)	218,000	210,370
Class XAFX, 1.116% 7/5/33 (a)(b)(e)	2,000,000	62,707
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.4336% 8/15/33 (a)(b)(c)	627,000	589,181
Class C, 1 month U.S. LIBOR + 1.500% 1.6836% 8/15/33 (a)(b)(c)	1,510,000	1,386,105
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 1.1336% 3/15/34 (a)(b)(c)	710,000	679,704
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	1,698,000	1,614,701
Series 2018-H4 Class A4, 4.31% 12/15/51	385,000	444,206
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)	246,000	231,454
Class C, 3.1771% 11/10/36 (a)	235,000	211,092
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 1.3336% 3/15/36 (a)(b)(c)	145,664	137,739
Class B, 1 month U.S. LIBOR + 1.550% 1.7336% 3/15/36 (a)(b)(c)	600,000	537,556
Class C, 1 month U.S. LIBOR + 2.100% 2.2836% 3/15/36 (a)(b)(c)	1,094,000	953,443
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.052% 12/15/50 (b)(e)	1,467,069	81,990
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.988% 4/10/46 (a)(b)(c)	888,853	906,402
Wells Fargo Commercial Mortgage Trust:
Series 2017-C42 Class XA, 0.8881% 12/15/50 (b)(e)	3,659,063	193,014
Series 2018-C46 Class XA, 0.9428% 8/15/51 (b)(e)	2,131,998	99,495
Series 2018-C48 Class A5, 4.302% 1/15/52	339,000	393,191
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 1.0348% 8/15/47 (b)(e)	1,018,229	33,822
Series 2014-LC14 Class XA, 1.2043% 3/15/47 (b)(e)	1,420,155	45,841
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $43,296,508)		40,380,435

Municipal Securities - 0.4%
California Gen. Oblig. Series 2009:
7.35% 11/1/39	$90,000	$147,326
7.5% 4/1/34	700,000	1,125,404
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	2,525,000	2,434,858
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,815,624
TOTAL MUNICIPAL SECURITIES
(Cost $5,596,683)		5,523,212

Foreign Government and Government Agency Obligations - 1.2%
Argentine Republic 5.875% 1/11/28 (f)	$2,000,000	$725,000
Chilean Republic 2.45% 1/31/31	925,000	942,113
Dominican Republic:
4.5% 1/30/30 (a)	1,200,000	1,042,500
5.95% 1/25/27 (a)	2,850,000	2,767,172
6% 7/19/28 (a)	550,000	529,719
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	1,060,000	1,136,585
3.875% 4/16/50 (a)	915,000	1,041,956
Indonesian Republic:
3.85% 10/15/30	2,100,000	2,317,875
4.2% 10/15/50	2,100,000	2,320,500
Kingdom of Saudi Arabia:
2.9% 10/22/25 (a)	700,000	730,450
3.25% 10/22/30 (a)	595,000	615,825
4.5% 4/22/60 (a)	390,000	429,000
State of Qatar:
3.4% 4/16/25 (a)	585,000	625,584
3.75% 4/16/30 (a)	1,440,000	1,601,100
4.4% 4/16/50 (a)	1,390,000	1,650,625
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $18,935,334)		18,476,004

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $1,396,960)	1,400,000	1,416,100

Bank Notes - 0.1%
Discover Bank 4.682% 8/9/28 (b)	401,000	401,321
Regions Bank 6.45% 6/26/37	250,000	331,559
Synchrony Bank 3.65% 5/24/21	559,000	566,729
TOTAL BANK NOTES
(Cost $1,260,874)		1,299,609
	Shares	Value

Fixed-Income Funds - 28.9%
Fidelity Emerging Markets Debt Central Fund (g)	4,462,280	$38,598,719
Fidelity Floating Rate Central Fund (g)	964,815	90,490,033
Fidelity Mortgage Backed Securities Central Fund (g)	1,653,469	187,172,726
Fidelity Specialized High Income Central Fund (g)	1,206,746	116,511,285
TOTAL FIXED-INCOME FUNDS
(Cost $431,217,570)		432,772,763
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $1,520,999)	1,350,000	1,451,250
	Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund 0.11% (h)
(Cost $63,174,006)	63,162,119	63,174,751

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.476% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/27/24	2,000,000	$25,902
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	200,000	2,013
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	3,300,000	54,228
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.741% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	5,000,000	49,731
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	4,200,000	19,570

TOTAL PUT OPTIONS			151,444

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.476% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/27/24	2,000,000	84,469
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	200,000	10,351
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	3,300,000	129,732
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.741% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	5,000,000	259,745
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	4,200,000	320,844

TOTAL CALL OPTIONS			805,141

TOTAL PURCHASED SWAPTIONS
(Cost $833,844)			956,585
TOTAL INVESTMENT IN SECURITIES - 104.3%
(Cost $1,504,306,638)			1,562,387,751
NET OTHER ASSETS (LIABILITIES) - (4.3)%(i)(j)			(64,538,739)
NET ASSETS - 100%			$1,497,849,012

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
2.5% 6/1/35	$(3,900,000)	$(4,080,680)
2.5% 6/1/35	(1,300,000)	(1,360,227)
2.5% 6/1/35	(500,000)	(523,164)
2.5% 6/1/35	(800,000)	(837,062)
2.5% 6/1/35	(1,500,000)	(1,569,492)
2.5% 6/1/35	(1,200,000)	(1,255,594)
2.5% 6/1/35	(950,000)	(994,012)
2.5% 6/1/35	(1,300,000)	(1,360,227)
2.5% 6/1/35	(6,700,000)	(7,010,398)
2.5% 7/1/35	(250,000)	(261,182)
2.5% 6/1/50	(2,200,000)	(2,282,070)
3% 6/1/50	(350,000)	(368,156)
3% 6/1/50	(300,000)	(315,563)
3% 6/1/50	(1,300,000)	(1,367,438)
3% 6/1/50	(1,000,000)	(1,051,875)
3% 6/1/50	(1,650,000)	(1,735,594)
TOTAL TBA SALE COMMITMENTS
(Proceeds $26,324,818)		$(26,372,734)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.71% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	5,700,000	$(219,051)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.83% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/23/25	600,000	(6,251)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	2,000,000	(14,766)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.1675% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	1,600,000	(8,963)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	1,000,000	(12,110)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.7825% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/5/24	700,000	(6,371)

TOTAL PUT SWAPTIONS			(267,512)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.71% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	5,700,000	(159,945)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.83% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/23/25	600,000	(32,892)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	2,000,000	(122,605)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.1675% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	1,600,000	(111,893)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	1,000,000	(49,357)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.7825% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/5/24	700,000	(37,627)

TOTAL CALL SWAPTIONS			(514,319)

TOTAL WRITTEN SWAPTIONS			$(781,831)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	13	Sept. 2020	$1,633,125	$2,005	$2,005
CBOT Long Term U.S. Treasury Bond Contracts (United States)	8	Sept. 2020	1,427,000	(2,450)	(2,450)

TOTAL PURCHASED					(445)

Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	46	Sept. 2020	6,396,875	(8,327)	(8,327)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	114	Sept. 2020	25,176,188	(3,786)	(3,786)

TOTAL SOLD					(12,113)

TOTAL FUTURES CONTRACTS					$(12,558)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 2.1%

Swaps

Underlying Reference	Rating	Maturity Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$500,000	$4,791	$(6,567)	$(1,776)
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	600,000	5,749	(8,399)	(2,650)
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	7,540,000	72,244	(104)	72,140
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	600,000	5,749	123	5,872
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	20,000	192	(575)	(383)
CMBX N.A. AAA Index Series 12		Aug. 2061	JPMorgan Securities LLC	(0.5%)	Monthly	320,000	3,066	(3,963)	(897)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	440,000	4,216	(2,119)	2,097
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	290,000	2,779	(2,437)	342
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	300,000	2,874	(9,157)	(6,283)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	300,000	2,874	(9,157)	(6,283)

TOTAL CREDIT DEFAULT SWAPS							$104,534	$(42,355)	$62,179

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2022	$10,900,000	$45,078	$0	$45,078
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2025	79,000	319	0	319
3-month LIBOR(3)	Quarterly	1.25%	Semi - annual	LCH	Jun. 2030	2,420,000	(72,044)	0	(72,044)
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2050	50,000	493	0	493

TOTAL INTEREST RATE SWAPS							$(26,154)	$0	$(26,154)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $193,062,342 or 12.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Non-income producing - Security is in default.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Includes $108,066 of cash collateral to cover margin requirements for futures contracts.

 (j) Includes $89,281 of cash collateral to cover margin requirements for centrally cleared OTC swaps.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$239,807
Fidelity Emerging Markets Debt Central Fund	1,652,014
Fidelity Floating Rate Central Fund	3,329,044
Fidelity Mortgage Backed Securities Central Fund	4,270,110
Fidelity Specialized High Income Central Fund	3,882,436
Total	$13,373,411

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$37,597,948	$3,572,616	$--	$--	$(2,571,845)	$38,598,719	1.5%
Fidelity Floating Rate Central Fund	68,020,064	27,094,606	--	--	(4,624,637)	90,490,033	4.9%
Fidelity Mortgage Backed Securities Central Fund	230,637,827	32,770,849	83,570,000	2,941,251	4,392,799	187,172,726	7.0%
Fidelity Specialized High Income Central Fund	92,655,512	38,959,739	12,250,000	(307,086)	(2,546,880)	116,511,285	23.0%
Total	$428,911,351	$102,397,810	$95,820,000	$2,634,165	$(5,350,563)	$432,772,763

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees(the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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